UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21080

 NAME OF REGISTRANT:                     CALAMOS CONVERTIBLE OPPORTUNITIES
                                         & INCOME FUND



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 2020 Calamos Court
                                         Naperville, IL 60563-2787

 NAME AND ADDRESS OF AGENT FOR SERVICE:  John P. Calamos, Sr., President
                                         Calamos Advisors LLC
                                         2020 Calamos Court
                                         Naperville, IL 60563-2787

 REGISTRANT'S TELEPHONE NUMBER:          (630) 245-7200

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2008 - 06/30/2009


Calamos Convertible Opportunities & Income Fund
--------------------------------------------------------------------------------------------------------------------------
 AMAZON.COM, INC.                                                                            Agenda Number:  933053225
--------------------------------------------------------------------------------------------------------------------------
        Security:  023135106
    Meeting Type:  Annual
    Meeting Date:  28-May-2009
          Ticker:  AMZN
            ISIN:  US0231351067
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: JEFFREY P. BEZOS                    Mgmt          For                            For

1B     ELECTION OF DIRECTOR: TOM A. ALBERG                       Mgmt          For                            For

1C     ELECTION OF DIRECTOR: JOHN SEELY BROWN                    Mgmt          For                            For

1D     ELECTION OF DIRECTOR: L. JOHN DOERR                       Mgmt          For                            For

1E     ELECTION OF DIRECTOR: WILLIAM B. GORDON                   Mgmt          For                            For

1F     ELECTION OF DIRECTOR: ALAIN MONIE                         Mgmt          For                            For

1G     ELECTION OF DIRECTOR: THOMAS O. RYDER                     Mgmt          For                            For

1H     ELECTION OF DIRECTOR: PATRICIA Q. STONESIFER              Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG          Mgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT AUDITORS FOR
       2009.




--------------------------------------------------------------------------------------------------------------------------
 METLIFE, INC.                                                                               Agenda Number:  933031154
--------------------------------------------------------------------------------------------------------------------------
        Security:  59156R108
    Meeting Type:  Annual
    Meeting Date:  28-Apr-2009
          Ticker:  MET
            ISIN:  US59156R1086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       C. ROBERT HENRIKSON                                       Mgmt          For                            For
       JOHN M. KEANE                                             Mgmt          For                            For
       CATHERINE R. KINNEY                                       Mgmt          For                            For
       HUGH B. PRICE                                             Mgmt          For                            For
       KENTON J. SICCHITANO                                      Mgmt          For                            For

02     REAPPROVAL OF THE METLIFE, INC. 2005 STOCK AND            Mgmt          For                            For
       INCENTIVE COMPENSATION PLAN

03     RATIFICATION OF THE APPOINTMENT OF DELOITTE               Mgmt          For                            For
       & TOUCHE LLP AS INDEPENDENT AUDITOR FOR 2009






SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         CALAMOS CONVERTIBLE OPPORTUNITIES & INCOME FUND
By (Signature)       /s/ John P. Calamos, Sr.
Name                 John P. Calamos, Sr.
Title                President
Date                 08/27/2009